Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Additional paid in capital [member]	Treasury stock [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) [member]	Class A common stock [member]	Class B common stock [member]
Beginning balance at Dec. 31, 2019	$ 1,934,906	$ 86,135	$ (136,388)	$ 1,965,179	$ (8,628)	$ 21,142	$ 7,466
Beginning balance, shares at Dec. 31, 2019						31,337,856	10,938,125
Net profit (loss)	(607,062)			(607,062)
Other comprehensive income (loss)	(15,454)				(15,454)
Issuance of stock for employee awards		(57)				$ 57
Issuance of stock for employee awards, shares						83,409
Share-based compensation expense	5,263	5,263
Dividends paid	(33,990)			(33,990)
Other	(105)			(105)
Repurchase of treasury shares	0
Ending balance at Dec. 31, 2020	1,283,558	91,341	(136,388)	1,324,022	(24,082)	$ 21,199	$ 7,466
Ending balance, shares at Dec. 31, 2020						31,421,265	10,938,125
Net profit (loss)	43,844			43,844
Other comprehensive income (loss)	5,412				5,412
Issuance of stock for employee awards		(90)				$ 90
Issuance of stock for employee awards, shares						132,880
Share-based compensation expense	7,097	7,097
Repurchase of treasury shares	(40,514)		(40,514)
Repurchase of treasury stock, shares						(559,025)
Ending balance at Dec. 31, 2021	1,299,397	98,348	(176,902)	1,367,866	(18,670)	$ 21,289	$ 7,466
Ending balance, shares at Dec. 31, 2021						30,995,120	10,938,125
Net profit (loss)	348,054			348,054
Other comprehensive income (loss)	7,225				7,225
Issuance of stock for employee awards		(38)				$ 38
Issuance of stock for employee awards, shares						54,501
Share-based compensation expense	5,155	5,155
Other	(82)			(82)
Repurchase of treasury shares	(167,639)		(167,639)
Repurchase of treasury stock, shares						(2,571,917)
Ending balance at Dec. 31, 2022	$ 1,492,110	$ 103,465	$ (344,541)	$ 1,715,838	$ (11,445)	$ 21,327	$ 7,466
Ending balance, shares at Dec. 31, 2022						28,477,704	10,938,125